Shareholders’ Deficit (Details) - Schedule of Warrants Outstanding - Warrant [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Warrants Outstanding [Line Items]
Warrants, Outstanding Beginning | shares	10,441
Weighted- Average Exercise Price, Outstanding Beginning | $ / shares	$ 285.01
Warrants, Granted | shares	251,882
Weighted- Average Exercise Price, Granted | $ / shares	$ 1.21
Warrants, Exercised | shares	(174,126)
Weighted- Average Exercise Price, Exercised | $ / shares	$ (0.13)
Warrants, Outstanding Ending | shares	88,197
Weighted- Average Exercise Price, Outstanding Ending | $ / shares	$ 55.29
Warrants, Exercisable | shares	80,476
Weighted- Average Exercise Price, Exercisable | $ / shares	$ 57.21